N-2	Aug. 16, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001259429
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Square Capital Corp.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	8,121,182